UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Name of Fund:  Dow 30SM Premium & Dividend Income Fund Inc. (DPD)

Fund Address:  2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Dow 30SM Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages are shown based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Aerospace & Defense - 8.0%	Boeing Co.	136,800	$4,867,344
	United Technologies Corp.	136,800	5,879,664

			10,747,008

Automobiles - 0.2%	General Motors Corp.	136,800	265,392

Beverages - 4.5%	The Coca-Cola Co.	136,800	6,012,360

Chemicals - 2.3%	E.I. du Pont de Nemours & Co.	136,800	3,054,744

Computers & Peripherals - 13.2%	Hewlett-Packard Co.	136,800	4,385,808
	International Business Machines Corp.	136,800	13,254,552

			17,640,360

Consumer Finance - 1.4%	American Express Co.	136,800	1,864,584

Diversified Financial Services - 3.7%	Bank of America Corp.	136,800	932,976
	Citigroup, Inc.	136,800	346,104
	JPMorgan Chase & Co.	136,800	3,636,144

			4,915,224

Diversified Telecommunication Services - 5.7%	AT&T Inc.	136,800	3,447,360
	Verizon Communications, Inc.	136,800	4,131,360

			7,578,720

Food & Staples Retailing - 5.3%	Wal-Mart Stores, Inc.	136,800	7,127,280

Food Products - 2.3%	Kraft Foods, Inc.	136,800	3,049,272

Hotels, Restaurants & Leisure - 5.7%	McDonald’s Corp.	136,800	7,465,176

Household Products - 4.8%	The Procter & Gamble Co.	136,800	6,441,912

Industrial Conglomerates - 6.1%	3M Co.	136,800	6,801,696
	General Electric Co.	136,800	1,383,048

			8,184,744

Machinery - 2.8%	Caterpillar, Inc.	136,800	3,824,928

Media - 1.9%	Walt Disney Co.	136,800	2,484,288

Metals & Mining - 0.7%	Alcoa, Inc.	136,800	1,004,112

Oil, Gas & Consumable Fuels - 13.8%	Chevron Corp.	136,800	9,198,432
	Exxon Mobil Corp.	136,800	9,316,080

			18,514,512

Pharmaceuticals - 9.5%	Johnson & Johnson	136,800	7,195,680
	Merck & Co., Inc.	136,800	3,659,400
	Pfizer, Inc.	136,800	1,863,216

			12,718,296

Semiconductors & Semiconductor Equipment - 1.5%	Intel Corp.	136,800	2,058,840

Software - 1.9%	Microsoft Corp.	136,800	2,513,016

Specialty Retail - 2.4%	Home Depot, Inc.	136,800	3,223,008

	Total Common Stocks (Cost - $177,029,457) - 97.7%		130,687,776

	Short-Term Securities

	Maturity Date	Discount Rate	Face Amount

Government Bills - 1.5%
U.S. Treasury Bill (a)	5/28/09	0.23%	$2,000,000	1,999,446

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages are shown based on Net Assets)

	Short-Term Securities

Time Deposits - 2.5%	Maturity Date	Yield	Face Amount	Value

State Street Bank & Trust Co.	4/01/09	0.01%	$3,420,776	$3,420,776

	Total Short-Term Securities (Cost - $5,420,646) - 4.0%			5,420,222

	Total Investments Before Options Written (Cost - $182,450,103*) - 101.7%			136,107,998

	Options Written	Number of Contracts

Call Options Written	3M Co., expiring May 2009 at USD 52.206, Broker BNP Paribas	580	(92,481)
	AT&T Inc., expiring April 2009 at USD 24.15, Broker, HSBC Securities	580	(54,520)
	Alcoa, Inc., expiring April 2009 at USD 5.65, Broker UBS Warburg	580	(108,402)
	American Express Co., expiring April 2009 at USD 13.566, Broker Deutsche Bank AG	580	(80,985)
	Bank of America Corp., expiring May 2009 at USD 7.161, Broker Deutsche Bank AG	580	(61,312)
	Boeing Co., expiring April 2009 at USD 36.162, Broker, HSBC Securities	580	(74,240)
	Caterpillar, Inc., expiring April 2009 at USD 28.171, Broker Deutsche Bank AG	580	(98,896)
	Chevron Corp., expiring May 2009 at USD 70.60, Broker UBS Warburg	580	(154,860)
	Citigroup, Inc., expiring April 2009 at USD 2.635, Broker Deutsche Bank AG	580	(17,823)
	The Coca-Cola Co., expiring May 2009 at USD 46.15, Broker UBS Warburg	580	(44,660)
	E.I. du Pont de Nemours & Co., expiring April 2009 at USD 21.61, Broker UBS Warburg	580	(93,264)
	Exxon Mobil Corp., expiring April 2009 at USD 68.964, Broker Deutsche Bank AG	580	(66,230)
	General Electric Co., expiring April 2009 at USD 10.50, Broker Deutsche Bank AG	580	(36,261)
	General Motors Corp., expiring April 2009 at USD 2.593, Broker Deutsche Bank AG	580	(7,836)
	Hewlett-Packard Co., expiring April 2009 at USD 30.083, Broker Deutsche Bank AG	580	(130,071)
	Home Depot, Inc., expiring May 2009 at USD 24.74, Broker UBS Warburg	580	(48,720)
	Intel Corp., expiring April 2009 at USD 13.398, Broker Deutsche Bank AG	580	(98,936)
	International Business Machines Corp., expiring May 2009 at USD 101.735, Broker BNP Paribas	580	(150,493)
	JPMorgan Chase & Co., expiring May 2009 at USD 27.909, Broker, HSBC Securities	580	(141,213)
	Johnson & Johnson, expiring May 2009 at USD 55.23, Broker UBS Warburg	580	(43,500)

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages are shown based on Net Assets)

Options Written	Number of Contracts	Value

McDonald’s Corp., expiring May 2009 at USD 57.30, Broker UBS Warburg	580	$(65,540)
Merck & Co., Inc., expiring May 2009 at USD 28.088, Broker JPMorgan Chase	580	(55,042)
Microsoft Corp., expiring April 2009 at USD 16.926, Broker Deutsche Bank AG	580	(91,135)
Pfizer, Inc., expiring April 2009 at USD 13.125, Broker, HSBC Securities	580	(36,540)
The Procter & Gamble Co., expiring April 2009 at USD 49.676, Broker Deutsche Bank AG	580	(6,073)
United Technologies Corp., expiring April 2009 at USD 41.118, Broker HSBC Securities	580	(130,500)
Verizon Communications, Inc., expiring April 2009 at USD 29.557, Broker HSBC Securities	580	(39,440)
Wal-Mart Stores, Inc., expiring April 2009 at USD 50.914 Broker, HSBC Securities	580	(96,860)
Walt Disney Co., expiring April 2009 at USD 18.711, Broker Deutsche Bank AG	580	(34,794)

Total Options Written (Premiums Received - $1,811,932) - (1.6%)		(2,160,627)

Total Investments, Net of Options Written (Net Cost - $180,638,171) - 100.1%		133,947,371
Liabilities in Excess of Other Assets - (0.1%)		(165,654)

Net Assets - 100.0%		$133,781,717

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$182,453,836

Gross unrealized appreciation	$9,887,182
Gross unrealized depreciation	(56,233,020)

Net unrealized depreciation	$(46,345,838)

(a)	All or a portion of security held as collateral in connection with option contracts.

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Liabilities

Level 1	$132,687,222	—
Level 2	3,420,776	$(2,160,627)
Level 3	—	—

Total	$136,107,998	$(2,160,627)

* Other financial instruments are options.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30SM Premium & Dividend Income Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Dow 30SM Premium & Dividend Income Fund Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Dow 30SM Premium & Dividend Income Fund Inc.

Date: May 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Dow 30SM Premium & Dividend Income Fund Inc.

Date: May 20, 2009